Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options	309,792
Number exercisable	225,110
Weighted average remaining Contractual of outstanding options	3 years 1 month 27 days
Exercise price 0-2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options	97,355
Number exercisable	77,272
Weighted average remaining Contractual of outstanding options	3 years 2 months 19 days
Exercise price 2-5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 2
Exercise price, maximum | $ / shares	$ 5
Number of outstanding options	212,437
Number exercisable	147,838
Weighted average remaining Contractual of outstanding options	3 years 1 month 16 days